As filed with the Securities and Exchange Commission on August 10, 2005	Registration No. 333-90516 Registration No. 811-5626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. [   ]

(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

Linda E. Senker, Esq	Michael A. Pignatella, Esq.	James Shuchart, Esq.
ING	ING	ING
1475 Dunwoody Drive	151 Farmington Avenue	1475 Dunwoody Drive
West Chester, PA 19380-1478	Hartford, CT 06156	West Chester, PA 19380-1478
(610) 425-4139	(860) 723-2239	(610) 425-3563

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________________ pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

PART A

The Prospectus, dated April 29, 2005, as amended, is incorporated into Part A, of this Post-Effective Amendment No. 4 by reference to the Registrant's filing under Rule 497(c) as filed on May 9, 2005 (File No. 333-90516); and under Rule 497(e) as filed on August 4, 2005.

One supplement dated August 10, 2005 to the Prospectus is included in Part A of this Post-Effective Amendment No. 4.

Prospectus Supplement

ING USA Annuity and Life Insurance Company and its Separate Account B

Supplement dated August 10, 2005 to your current variable annuity prospectus

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your variable annuity prospectus for future reference.

NOTICE OF FUND SUBSTITUTIONS

Effective September 23, 2005, and pursuant to applicable regulatory approvals, ING USA Annuity and Life Insurance Company (the "Company") and ING USA Separate Account B (the "Separate Account") will replace the following funds in which a subaccount of the Separate Account invests (the "Replaced Funds") with the following other funds (the "Substitute Funds"), as follows:
Replaced Fund	Substitute Fund
AIM V.I. Capital Appreciation Fund (Series II)	ING Evergreen Omega Portfolio (Class S)
AIM V.I. Core Equity Fund (Series II)	ING Pioneer Fund Portfolio (Class S)
AIM V.I. Premier Equity Fund (Series II)	ING Legg Mason Value Portfolio (Class S)
Pioneer Fund VCT Portfolio (Class II)	ING Pioneer Fund Portfolio (Class S)
Pioneer Mid Cap Value VCT Portfolio (Class II)	ING Pioneer Mid Cap Value Portfolio (Class S)
Important Information about the Proposed Substitutions.
  After September 23, 2005, the effective date of the substitutions, the subaccount which invests in the Replaced Funds will no longer be available through your variable annuity contract and all references in your variable annuity prospectus to the name of a Replaced Fund will be replaced with the name of the corresponding Substitute Fund.

  Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

  On the effective date of the substitutions, all amounts you have allocated to the sub-account which invests in a Replaced Fund will be automatically reallocated to the subaccount which invests in the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

  You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

  The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below and in the Substitute Fund's prospectus.

    The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below and in the Substitute Fund's prospectus.

  If you have not already received a prospectus for a Substitute Fund, it accompanies this supplement. Read each prospectus carefully before deciding what to do with amounts allocated to the subaccount which invests in a Replaced Fund. If you need another copy of a prospectus, please contact our Customer Service Center at (800) 366-0066, and we will send it to you.

X.90516-05	Page 1 of 3	August 2005

  The following adds information about the Substitute Funds to your variable annuity prospectus. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

  The following adds information about the Substitute Funds to the Fund Expense Table beginning on page 2 of the variable annuity prospectus.
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Evergreen Omega Portfolio (Class S)(19)	0.60%	--	0.25%	0.85%	--	0.85%
ING Legg Mason Value Portfolio (Class S)(12)(13)	0.80%	--	0.26%	1.06%	--	1.06%
ING Pioneer Fund Portfolio (Class S)(20)	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class S)(20)	0.75%	--	0.26%	1.01%	--	1.01%

  The Footnotes to "Fund Expense Table" beginning on page 4 of the variable annuity prospectus are amended by deleting footnote (13) and replacing it with the following footnote (13) and adding footnotes (19) and (20) as follows.
(13)

  A portion of the brokerage commissions the ING Legg Mason Value and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 1.06% and 0.88%, respectively. This arrangement may be discontinued at any time.

(19)

  The amounts shown are estimated operating expenses for Class S shares as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

(20)

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

X.90516-05	Page 2 of 3	August 2005

  The following adds information about the Substitute Funds to Appendix B "The Investment Portfolios" in the variable annuity prospectus.
Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Co., LLC

  Seeks long-term capital growth. Invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May invest up to 25% of its assets in foreign securities.

ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Funds Management, Inc.

  A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including foreign securities, that offer the potential for capital growth. May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers.

ING Pioneer Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.

  Seeks capital appreciation. Normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

X.90516-05	Page 3 of 3	August 2005

  PART B

  The Statement of Additional Information dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 4 by reference to the Registrant's filing under Rule 497(c) as filed on May 9, 2005 (File No. 333-90516).

PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
Financial Statements:
(a) (1) All financial statements are incorporated by reference in Statement of Additional Information as indicated therein.
(2)

  Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

ING USA Annuity and Life Insurance Company,
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule I
Summary of Investments - Other than Investments in Affiliates
As of December 31, 2004
(In Millions)
			Amount
			Shown on
Type of Investments	Cost	Value*	Balance Sheet

Fixed maturities:
U.S. government and government agencies and authorities	$ 464.0	$ 464.7	$ 464.7
State, municipalities and political subdivisions	20.7	19.9	19.9
Public utilities securities	1,796.9	1,866.4	1,866.4
Other U.S. corporate securities	6,292.4	6,513.2	6,513.2
Foreign securities (1)	3,090.1	3,198.3	3,198.3
Residential mortgage-backed securities	3,440.3	3,461.8	3,461.8
Commercial mortgage-backed securities	1,107.8	1,139.7	1,139.7
Other asset-backed securities	1,934.2	1,933.8	1,933.8

Total fixed maturities, including fixed maturities pledged	$ 18,146.4	$ 18,597.8	$ 18,597.8

Total equity securities	$ 34.8	$ 35.3	$ 35.3

Mortgage loans	$ 3,851.8	$ 3,969.4	$ 3,851.8
Policy loans	169.0	169.0	169.0
Other investments	228.8	229.0	228.8

Total investments	$ 22,430.8	$ 23,000.5	$ 22,882.7

* See Notes 2 and 3 of Notes to Financial Statements.

(1)	The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

ING USA Annuity and Life Insurance Company,
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule IV
Reinsurance Information
As of and for the years ended December 31, 2004, 2003 and 2002
(In Millions)
					Percentage of
	Gross	Ceded	Assumed	Net	assumed to net

Year ended December 31, 2004
Life insurance in force	$ 7,405.6	$ 906.0	$ -	$ 6,499.6	0.0%

Premiums:
Life insurance	25.0	2.2	-	22.8
Accident and health insurance	0.4	0.4	-	-
Total premiums	$ 25.4	$ 2.6	$ -	$ 22.8

Year ended December 31, 2003
Life insurance in force	$ 8,001.4	$ 1,209.4	$ -	$ 6,792.0	0.0%

Premiums:
Life insurance	27.4	1.4	-	26.0
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 27.6	$ 1.6	$ -	$ 26.0

Year ended December 31, 2002
Life insurance in force	$ 8,722.9	$ 1,370.5	$ -	$ 7,352.4	0.0%

Premiums:
Life insurance	38.4	1.6	-	36.8
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 38.6	$ 1.8	$ -	$ 36.8
(b)	Exhibits
(1)

  Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

	(2)	Not applicable
(3)(a)

  Distribution Agreement between the Depositor and Directed Services, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(b)

  Form of Dealers Agreement • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(c)

  Organizational Agreement • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(d)

  Addendum to Organizational Agreement • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(e)

  Expense Reimbursement Agreement • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(f)

  Form of Assignment Agreement for Organizational Agreement • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(4)(a)

  Group Deferred Combination Variable and Fixed Annuity Master Contract • Incorporated by reference to Post Effective No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-90516, 811-5626).

(b)

  Individual Deferred Combination Variable and Fixed Annuity Contract • Incorporated by reference to Post Effective No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-90516, 811-5626).

(c)

  Deferred Combination Variable and Fixed Annuity Certificate • Incorporated by reference to Post Effective No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-90516, 811-5626).

(d)

  Form of GET Fund Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(e)

  Section 72 rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626)..

(f)

  Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626)..

(g)

  Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 333-23351).

(h)

  ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 333-23351).

(i)

  Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 333-23351).

(j)

  403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 333-23351).

(k)

  Company address and name change endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2003 (File Nos. 333-28679, 811-5626).

(5)

  Individual Deferred Combination Variable and Fixed Annuity Application • Incorporated by reference to Post Effective No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-90516, 811-5626).

(6)(a)

  Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04) • Incorporated by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(b)

  Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, effective January 1, 2005 • Incorporated by reference to Registrant's Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-87270).

(c)

  Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999 • Incorporated by reference to Post Effective No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23. 1999 (File Nos. 333-28679, 811-5626).

(d)

  Articles of Merger and Agreement and Plan of Merger of USGALIC, ULIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2005 • Incorporated by reference to Post Effective No. 25 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

	(7)	Not applicable
(8)(a)

  Service Agreement between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(b)

  Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(c)

  Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(d)

  Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(e)

  Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626)..

(f)

  Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(g)

  Participation Agreement between Golden American Life Insurance Company and ING Variable Products Trust • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 33-23351).

(h)

  Participation Agreement between Golden American Life Insurance Company and Pioneer Variable Contracts Trust • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 33-23351).

(i)

  Participation Agreement between Golden American Life Insurance Company and Fidelity Variable Insurance Products • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 33-23351).

(j)

  Participation Agreement between Golden American Life Insurance Company and AIM Variable Insurance Funds, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 33-23351).

(k)

  Participation Agreement between Golden American Life Insurance Company and ING Variable Portfolios, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

(l)

  Participation Agreement between Golden American Life Insurance Company and Franklin Templeton Variable Insurance Products Trust • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

(m)

  Participation Agreement between Golden American Life Insurance Company and ING Partners, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

(n)

  Amendment to Participation Agreement between Golden American Life Insurance Company and ING Partners, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

(o)

  Participation Agreement between Golden American Life Insurance Company and Janus Capital Corporation • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

(p)

  Form of Participation Agreement between Golden American Life Insurance Company and Oppenheimer Variable Account Funds • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	Not applicable
	(12)	Not applicable
(13)

  Schedule of Performance Data • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File No. 333-70600).

	(14)	Not applicable
(15)

  Powers of Attorney • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company as filed with the SEC on July 20, 2005 (File No. 333-109860).

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director, Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Harry N. Stout[3]	President
Andrew D. Chua[4]	President, ING Institutional Markets
Boyd G. Combs[1]	Senior Vice President, Tax
Roger W. Fisher[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[5]	Senior Vice President
James R. McInnis[3]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Linda M. Beblo[3]	Vice President
Jeoffrey A. Block[6]	Vice President
Michelle Burkholder[3]	Vice President
Kevin L. Christensen[6]	Vice President
Patricia M. Corbett[6]	Vice President
Karen Czizik[4]	Vice President
Terrence O. Davis[1]	Vice President
Donald L. Desiderato[2]	Vice President
Shari A. Enger[3]	Vice President
Julie A. Foster[6]	Vice President
Saskia M. Goedhart[3]	Vice President
Cherie Goosen[1]	Vice President
Steven J. Haun[6]	Vice President
Bart D. Kollen[4]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Thomas A. Lutter[3]	Vice President
Paul L. Mistretta[1]	Vice President
Todd E. Nevenhoven[6]	Vice President
Laurie J. Rasanen[7]	Vice President
Matthew J. Rider[3]	Vice President
Mark A. Smith[7]	Vice President
Eric J. Steelman[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Barry G. Ward[3]	Vice President
Christopher R. Welp[6]	Vice President
Kristi L. Wohlwend[6]	Vice President
Mary A. Broesch[3]	Vice President and Actuary
Kimberly M. Curley[4]	Vice President and Actuary
Richard K. Lau[3]	Vice President and Actuary
Alice W. Su3	Vice President and Actuary
John R. Dobo[4]	Vice President and Chief Actuary, ING Institutional Markets
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Richard Jay Slavens[6]	Vice President, Compliance
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Robert E. Winawer[3]	Appointed Actuary
Eric G. Banta[4]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[5]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James A. May, III[1]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Jay Shuchart[3]	Assistant Secretary
Kimberly J. Smith[3]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Curtis J. Howe[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 2000, 21st Avenue NW, Minot, North Dakota 58703.
8	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

  The following persons control or are under common control with the Depositor:

  Directed Services, Inc. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

  The Depositor is under common control with a New York Company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the State of New York.

  The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

  Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 28 in Post-Effective Amendment No. 29 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of May 31, 2005, there were 233,250 qualified contract owners and 198,107 non-qualified contract owners in ING USA's Separate Account B.
Item 28. Indemnification

  ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

  ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

  ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)

  At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)

  The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principle business address for each officer and director is 1475 Dunwoody Drive, West Chester, PA 19308-1478, unless noted.

Name and Principal Business Address	Positions and Offices with Principal Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director
Matthew J. Rider	Director
Anita F. Woods ING Insurance Operations 5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Chief Financial Officer
James Shuchart	Secretary and General Counsel
Michael J. Roland 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258	Assistant Secretary and Investment Advisor Chief Compliance Officer
Kimberly Anderson 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258	Assistant Secretary
James Hennessy 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258	Assistant Secretary
Robert S. Naka 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258	Assistant Secretary
James R. McInnis	Director and President
Robert J. Hughes	Director
Matthew J. Rider	Director
David L. Jacobson	Senior Vice President & Assistant Secretary
Anita F. Woods ING Insurance Operations 5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Chief Financial Officer
James Shuchart	Secretary and General Counsel
Michael J. Roland 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258.	Assistant Secretary and Investment Advisor Chief Compliance Officer
(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	2004 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

DSI	$374,955,000	$0	$0	$0
Item 30. Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.

Item 31. Management Services
None.
Item 32. Undertakings
Registrant hereby undertakes:
(a)

  to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b)

  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
The Company hereby represents:
1.	The account meets the definition of a "separate account" under federal securities laws.
2.

  That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, State of Connecticut on this 10th day of August, 2005.

SEPARATE ACCOUNT B
(Registrant)
	By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
	By:	Harry N. Stout*

Harry N. Stout President
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities on August 10, 2005.
Signature	Title

Harry N. Stout*	President

Harry N. Stout	(principal executive officer)

Catherine H. Smith*	Director

Catherine H. Smith

Thomas J. McInerney*	Director

Thomas J. McInerney

Kathleen A. Murphy*	Director

Kathleen A. Murphy

Jacques de Vaucleroy*	Director

Jacques de Vaucleroy

David A. Wheat*	Director and Chief Financial Officer

David A. Wheat

Roger W. Fisher*	Chief Accounting Officer

Roger W. Fisher

By:	/s/ Michael A. Pignatella

Michael A. Pignatella Counsel of Depositor

  *Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B Exhibit Index
Exhibit No.	Exhibit

99-B.(9)	Opinion and Consent of Counsel

99-B.(10)(a)	Consent of Registered Independent Public Accounting Firm